Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
WesMark Small Company Fund | WesMark Small Company Fund
Prospectus [Line Items]
Annual Return [Percent]	16.43%	22.19%	19.52%	(20.56%)	23.23%	36.61%	20.32%	(13.72%)	13.19%	11.42%
WesMark Large Company Fund | WesMark Large Company Fund
Prospectus [Line Items]
Annual Return [Percent]	16.91%	21.47%	21.94%	(21.42%)	26.06%	26.31%	26.53%	(6.19%)	24.22%	0.51%
WesMark Balanced Fund | WesMark Balanced Fund
Prospectus [Line Items]
Annual Return [Percent]	10.84%	9.30%	4.98%	(7.19%)	15.85%	5.05%	20.30%	(4.58%)	10.77%	9.68%
WesMark Government Bond Fund | WesMark Government Bond Fund
Prospectus [Line Items]
Annual Return [Percent]	6.91%	0.90%	2.71%	(17.11%)	(1.35%)	3.46%	4.75%	1.15%	1.20%	0.80%
WesMark West Virginia Municipal Bond Fund | WesMark West Virginia Municipal Bond Fund
Prospectus [Line Items]
Annual Return [Percent]	5.49%	(0.01%)	4.29%	(7.84%)	0.43%	3.48%	4.83%	0.47%	3.90%	0.06%
WesMark Tactical Opportunity Fund | WesMark Tactical Opportunity Fund
Prospectus [Line Items]
Annual Return [Percent]	15.42%	7.18%	7.10%	(12.38%)	13.94%	8.48%	16.61%	(5.20%)